GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	2020	2021	2022
General expenses	1,805	2,043	2,259
Professional fees	981	789	1,097
Allowance for expected credit losses	2,344	477	563
Traveling	275	321	421
Training, education, and recruitment	308	284	371
Meeting	184	249	312
Social contribution	223	213	218
Collection expenses	193	212	173
Research and development	52	82	108
Others (each below Rp100 billion)	199	346	332
Total	6,564	5,016	5,854